Research and Development Expense (Tables)	12 Months Ended
Jun. 30, 2024
Research and Development Expense [Abstract]
Schedule of Research and Development Expense
	For the year ended
	June 30, 2024	June 30, 2023	June 30, 2022
Professional fees	(1,368,678)	(886,628)	(373,259)
Amortization of intangible assets	(168,051)	—	—
Laboratories’ related expenses	(111,592)	(434,551)	(449,442)
Depreciation of right-of-use assets	(104,861)	—	—
Depreciation of fixed assets	(13,648)	(1,699)	(1,699)
Other research and development expenses	(5,443)	(28,339)	(160,758)
Total Research and development expenses	$(1,772,273)	$(1,351,217)	$(985,158)